Borrowings (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Do not accrue interest	$ 48,060	$ 29,423
Principal	1,295,052	1,117,356
Total Borrowings	1,343,112	1,146,779
Less than 1 year [Member]
Statement [Line Items]
Do not accrue interest	25,269	28,810
Principal	510,491	454,899
Between 1 and 2 years [Member]
Statement [Line Items]
Do not accrue interest	1,353	4
Principal	171,963	336,884
Between 2 and 3 years [Member]
Statement [Line Items]
Do not accrue interest	17,954	0
Principal	188,438	186,985
Between 3 And 4 Years [Member]
Statement [Line Items]
Do not accrue interest	5	609
Principal	8,135	107,956
Between 4 And 5 Years [Member]
Statement [Line Items]
Do not accrue interest	0	0
Principal	69,604	10,154
More Than 5 Years [Member]
Statement [Line Items]
Do not accrue interest	3,479	0
Principal	$ 346,421	$ 20,478